FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition
	As of December 31, 2015
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	56,253	-	56,253	-
Cross currency forward exchange contracts -recorded as derivative liabilities	(29,519)	-	(29,519)	-
Warrant liability	(577,500)	-	(577,500)	-

	As of December 31, 2014
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,688,103	-	1,688,103	-
Cross currency forward exchange contracts -recorded as derivative liabilities	-	-	-	-
Warrant liability	(1,890,000)	-	(1,890,000)	-